(Graphic, logo: The American Funds Group(R))
(graphic on right edge: 7 small photos)

The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland

(graphic, image of Maryland)

The Tax-Exempt Fund of Virginia

(graphic, image of Virginia)

Semi Annual Report / January 31, 2001

(graphic, image of Maryland)
(graphic, image of Virginia)

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R) seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 American Funds, the nation's third- largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended December 31, 2000, with all distributions reinvested:

                                                  10 years   5 years 12 months
Class A Shares
reflecting 3.75% maximum sales charge
   Maryland Fund                                    +5.89%    +3.98%    +4.18%
   Virginia Fund                                    +6.07%    +4.12%    +5.97%

Class B Shares                                       3/15 - 12/31/00<F1>
reflecting 5% maximum contingent deferred sales charge (CDSC)
   Maryland Fund                                    _        _        +1.13%
   Virginia Fund                                    _        _        +2.98%

not reflecting the CDSC

   Maryland Fund                                    _        _        +6.13%
   Virginia Fund                                    _        _        +7.98%

[FN]
<F1>Not offered before March 15, 2000. Results are not annualized.
Please see inside back cover for important information about the Funds' share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow Shareholders

The nation's economic growth continued to slow in the six months through January
31. Meanwhile, a great deal more air escaped from the Internet stock market bubble. Not surprisingly, low-risk investments such as municipal bond funds did well.

The Maryland Fund's share price began the period at $15.12 and finished at $15.52; monthly dividends totaled 38 cents. The Virginia Fund's share price began the period at $15.57 and rose to $16.12; monthly dividends totaled 36 cents.

If, like most shareholders, you reinvested your dividends, your total return was...
     5.2% for the Maryland Fund
     5.9% for the Virginia Fund

These results were in line with total returns produced by similar funds: The Lipper Maryland Municipal Debt Fund Index was up 5.6% and the Lipper Municipal Debt Virginia Fund Index posted a gain of 5.8%. By contrast, an investment in stocks lost 4.0% over the period, as measured by Standard & Poor's 500 Composite Index. The Nasdaq index, which is dominated by technology stocks, was down much more _ 26.4%.

Your investment provided a handsome degree of income. The Maryland Fund's tax-free income return was 2.50% with dividends reinvested, an annual rate of 5.00%, equal to 8.94% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 44.1%. If you took dividends in cash, your income return was 2.47%.

The Virginia Fund's tax-free income return with dividends reinvested was 2.33% and represented an annual rate of 4.66%, equal to 8.19% from a taxable investment if you are in the highest combined Federal and state tax bracket of 43.1%. If you took dividends in cash, your income return was 2.31%.

Meanwhile, the cost of living rose 1.3%. Since the Funds' inception on August 14, 1986, both have beaten inflation by a wide margin. The Maryland Fund has produced an average annual compound return of 6.2% and the Virginia Fund has produced an average annual compound return of 6.5%. Inflation has risen an average of 3.3% a year.

Fed reverses course, cuts rates twice

Mounting evidence of slower economic growth led the Federal Reserve Board to cut short-term interest rates twice in January, for a total drop from 6.5% to 5.5%. These actions marked an about-face by the Fed, which had raised rates repeatedly over the past few years in efforts to keep inflation at bay.

Announcing the second cut, the Fed indicated that deteriorating conditions call for "a rapid and forceful response of monetary policy." Many observers read that to mean that another reduction or two may not be far off.

As rates fall, existing high-quality bonds typically become more attractive because they continue to pay the old, higher rates. However, when the economy seems shaky, high-yield bonds (rated BBB or below) tend to lag because investors favor safety. Indeed, high-yield municipal debt funds were up, on average, 1.5% during the six months through January, according to Lipper Inc.

Both Funds had a typical portion of high-yield holdings at the end of January:
16.0% for the Maryland Fund and 10.2% for the Virginia Fund. These positions were established to maintain a generous income stream relative to high-quality municipal bonds. In hindsight, high-quality bonds would have been more rewarding.

We hasten to note that the vast majority of holdings in both Funds are bonds rated investment grade or higher. In any case, Maryland and Virginia are somewhat insulated from economic downturns by their proximity to Washington, D.C., where the nation's government is among the most reliable employers.

Looking ahead

The recent period has been especially good for municipal bonds; however, this good pace is unlikely to be maintained. Moreover, if the Bush administration takes advantage of the nation's budget surplus to lower taxes, demand for municipal bonds may ease somewhat.

Your reasons for choosing the Maryland or Virginia Fund almost certainly included a desire for relative stability and competitive tax-free income. We strongly believe that the Funds will continue to provide both of these qualities in the years to come.

Sincerely,


          (signature)                   (signature)
          James H. Lemon, Jr.           Harry J. Lister
          Chairman                      President
March 15, 2001

The Fund's 30-day yields as of February 28, 2001 were 3.83% for the Maryland Fund and 4.02% for the Virginia Fund. Those yields are based on a Securities and Exchange Commission formula based on earnings anticipated from current holdings, and reflect the maximum sales charge. The Funds' distribution rates, on the other hand, which are based solely on past dividends, were 4.60% and 4.30% respectively. For the latest yields based on actual distributions, call toll-free 800/325-3590.

Indexes are unmanaged and do not include sales charges, commissions or expenses.

The Tax-Exempt Fund of Maryland
January 31, 2001

Quality Diversification:
Moody's/S&P Ratings (best of either)

(graphic: pie chart showing the following component make up)

     Aaa/AAA                          43.9%
     Aa/AA                            15.0%
     A/A                              10.8%
     Baa/BBB                           9.6%
     Lower than BBB                   16.0%
     Cash and Equivalents              4.7%


Maturity Diversification<F1>:

(graphic: pie chart showing the following component make up)

     Under 1 year                     04.7%
     1 to 10 years                    66.3%
     10+ to 20 years                  21.3%
     20+ to 30 years                   5.6%
     30+ years                         2.1%

     Average Life<F2>  8.99 years

[FN]
<F1>Securities are included at pre-refunded dates, not maturity dates.
<F2>Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Maryland Fund is 10.37 years.

Investment Portfolio
January 31, 2001

The Tax-Exempt
Fund of Maryland

(graphic: image of Maryland)

                                                         Principal
                                                          Amount      Market
Unaudited                                                  (000)       Value

Fixed-Income Securities Maturing in More than One Year _ 95.27% Colleges/Universities _ .93%
Maryland Health and Higher Educational
  Facilities Authority, Refunding Revenue
  Bonds, Johns Hopkins University Issue,
  Series 1998, 5.125% 2020                                $1,000  $    1,011,130
Escrowed to Maturity _ 3.92%
Maryland Health and Higher Educational
  Facilities Authority:
    Good Samaritan Hospital Issue, Revenue
      Bonds, Series 1993, 5.70% 2009                       1,000       1,099,810
    Howard County, General Hospital Issue,
      Series 1993:
        5.50% 2013                                         2,000       2,105,360
        5.50% 2021                                         1,000       1,059,900
                                                                       4,265,070
General Obligation Bonds (Local) _ 2.02%
Frederick County, Public Facilities Bonds,
  Series 2000, 5.10% 2017                                  1,000       1,023,150
Harford County Consolidated Public
  Improvement Bonds, Series 1992, 5.80% 2010                 100         104,340
Montgomery County, Consolidated Public
  Improvement Bonds, Series 2000 A,
  5.30% 2013                                               1,000       1,065,900
                                                                       2,193,390
General Obligation Bonds (State) _ 4.96%
Maryland General Obligation Bonds,
  State and Local Facilities:
    First Series Loan of 2000, 5.50% 2010                  2,000      2,207,720
    Second Series Loan of 1999:
      5.00% 2011                                             500         527,545
      5.25% 2012                                           2,000       2,131,100
Commonwealth of Puerto Rico, Public
  Improvement Refunding Bonds,
  Series 1998, 5.00% 2007                                    500         530,210
                                                                       5,396,575

Hospital Facilities _ 4.87%
Maryland Health and Higher Educational
  Facilities Authority:
    Suburban Hospital Issue, Revenue
      Refunding Bonds, Series 1993,
      5.125% 2021                                         $1,500   $   1,406,100
    University of Maryland Medical System
      Issue, Revenue Bonds, Series 2000,
      6.75% 2030                                           2,000       2,110,840
Prince George's County (Dimensions
  Health Corporation Issue):
    Hospital Revenue Bonds, Series 1992,
      7.20% 2006                                             215         170,790
    Project and Refunding Revenue Bonds,
      Series 1994, 5.375% 2014                             2,985       1,612,676
                                                                       5,300,406
Industrial Development Bonds/Airlines _ .94%
Puerto Rico Ports Authority, Special
  Facilities Revenue Bonds (American
  Airlines, Inc. Project), Series 1996 A, AMT,
  6.25% 2026                                               1,000       1,020,490
Industrial Development Revenue _ .49%
Mayor and City Council of Baltimore,
  Port Facilities Revenue Bonds
  (Consolidation Coal Sales Company
  Project), Series 1984 B, 6.50% 2011                        500         529,825
Insured _ 20.18%
Mayor and City Council of Baltimore,
  Convertible Refunding Revenue Bonds
  (Baltimore City Parking System Facilities),
  Series 1996 A, FGIC Insured, 5.90% 2009                  1,500       1,688,790
City of Baltimore, Project and Refunding
  Revenue Bonds (Water Projects),
  Series 1994 A, FGIC Insured:
    6.00% 2015                                             1,500       1,716,900
    5.00% 2024                                             1,220       1,205,848
Calvert County, Economic Development
  Refunding Revenue Bonds (Asbury-Solomons
  Island Facility), Series 1997, MBIA Insured:
    5.00% 2009                                            $1,000   $   1,059,250
    5.00% 2017                                             1,000       1,004,600
    5.00% 2027                                             1,000         972,360
Carroll County, Revenue Bonds,
  EMA Obligated Group Issue (Fairhaven
  and Copper Ridge), Series 1999 A,
  5.50% 2019                                               1,265       1,293,564
City of Frederick, General Improvement Bonds,
  1992 Refunding Series, FGIC Insured,
  6.125% 2008                                                890         938,959
Maryland Health and Higher Educational
  Facilities Authority:
    Anne Arundel Medical Center Issue,
      Revenue Bonds, Series 1998, FSA Insured,
      5.125% 2028                                          2,000       1,963,780
    Howard County General Hospital
      Acquisition Issue, Revenue Bonds,
      Series 1998, MBIA Insured,
      5.00% 2029                                             500         480,560
    Loyola College Issue, Revenue Bonds,
      Series 1999, MBIA Insured, 5.00% 2039                1,000         974,060
    Medlantic/Helix Health Issue, Revenue
      Bonds, AMBAC Insured, Series 1998 A,
      5.25% 2038                                          1,500        1,335,885
    Mercy Medical Center Issue Project and
      Refunding Revenue Bonds, Series 1996,
      FSA Insured, 6.50% 2013                              2,000       2,335,840
Prince George's County, Solid Waste
  Management System Revenue Bonds,
  Series 1993, FSA Insured, 6.50% 2007                     2,000       2,147,160
Commonwealth of Puerto Rico, MBIA Insured,
  Electric & Power Authority, Series 1995 Y,
  7.00% 2007                                               1,000       1,177,860
Washington Metropolitan Area Transit
  Authority, Gross Revenue Transit Refunding
  Bonds, FGIC Insured, Series 1993,
  6.00% 2008                                               1,480       1,653,693
                                                                      21,949,109

Lease Revenue (State) _ 1.48%
Maryland Department of Transportation,
  Project Certificates of Participation
  (Mass Transit Administration Project),
  Series 2000, 5.00% 2008                                 $1,535  $    1,609,371
Life Care/Assisted Care/Nursing
  Services _ 5.28%
Maryland Health and Higher Educational
  Facilities Authority:
    First Mortgage Revenue Bonds,
      PUMH of Maryland, Inc. Issue
      (Heron Point of Chestertown),
      Series 1998 A:
        5.75% 2019                                         1,500       1,352,265
        5.75% 2026                                         1,640       1,435,689
    Refunding and Project Revenue Bonds,
      Roland Park Place Issue, Series 1999,
      5.50% 2014                                             525         520,800
Prince George's County, Refunding
  Revenue Bonds, Collington Episcopal
  Life Care Community, Inc., Series 1994 A,
  6.00% 2013                                               2,500       2,432,525
                                                                       5,741,279
Multi-Family Housing _ 4.96%
Montgomery County, Maryland Housing
  Opportunities Commission, Multi-Family
  Revenue Bonds, Series:
    1995 A, 6.10% 2015                                     2,025       2,144,090
    1994 A-2, 7.50% 2024                                   2,000       2,071,520
Prince George's County, Mortgage Revenue
  Bonds (GNMA Collateralized-Langley
  Garden Apartments Project), Series 1997 A,
  5.60% 2017                                               1,130       1,181,483
                                                                       5,397,093

Pre-Refunded<F1> _ 9.98%
Calvert County, Economic Development
  Revenue Bonds (Asbury-Solomons Island
  Facility), Series 1995, 8.625% 2024 (2005)              $2,300  $    2,718,692
Frederick County, Public Facilities Bonds,
  Series 1991 B, 6.30% 2011 (2002)                         1,370       1,449,090
Harford County, Consolidated Public
  Improvement Bonds, Series 1992,
  5.80% 2010 (2002)                                        1,400       1,475,516
Maryland Health and Higher Educational
  Facilities Authority:
    (Charity Obligated Group-Daughters of
      Charity National Health System),
      Hospital Revenue Bonds,
      Series 1997 D, 4.60% 2026 (2003)<F2>                 1,660       1,698,861
    Memorial Hospital of Cumberland Issue,
      Revenue Refunding Bonds, Series 1992,
      6.50% 2010 (2004)                                      750         814,905
    Suburban Hospital Issue Revenue Bonds,
      Series 1992, 6.50% 2017 (2002)                         500         530,235
Prince George's County, Hospital Revenue
  Bonds (Dimensions Health Corporation
  Issue), Series 1992, 7.20% 2006 (2002)                   1,035       1,107,367
Commonwealth of Puerto Rico, Public
  Improvement Bonds of 1992, MBIA
  Insured, 6.50% 2009 (2002)                               1,000       1,057,290
                                                                      10,851,956
Resource Recovery (Trash) _ 8.02%
Maryland Energy Financing Administration,
  Limited Obligation Solid Waste Disposal
  Revenue Bonds (Wheelabrator Water
  Technologies Baltimore L.L.C. Projects),
  1996 Series, AMT, 6.30% 2010                             3,500       3,771,635
Montgomery County, Northeast Maryland
  Waste Disposal Authority, Solid Waste
  Revenue Bonds, Series A, AMT:
    6.00% 2006                                             1,115       1,205,962
    6.00% 2007                                             2,000       2,180,040
    Series 1993, 6.30% 2016                                1,500       1,566,405
                                                                       8,724,042

Single Family Housing _ 10.32%
Maryland Community Development
  Administration, Department of Housing
  and Community Development:
    Residential Revenue Bonds,
      1998 Series B, AMT:
        5.00% 2008                                        $1,610  $    1,682,208
        5.00% 2009                                         1,680       1,746,478
    Single-Family Program Bonds,
      First Series 1994:
        5.80% 2009                                         2,000       2,044,520
        5.70% 2017                                         1,220       1,230,358
Montgomery County, Housing Opportunities
  Commission, Single Family Mortgage
  Revenue Bonds, Series:
    1998 B, 4.80% 2009                                       600         595,062
    1997 A, 5.50% 2009                                       650         703,586
    1998 B, 4.90% 2010                                       500         517,605
Prince George's County Housing Authority,
  GNMA/FNMA Collateralized Single
  Family Mortgage Bonds, Series A, AMT:
    1998, 4.65% 2019                                       1,940       1,953,483
    1994, 6.60% 2025                                         730         754,360
                                                                      11,227,660
Special Obligations _ 6.70%
Montgomery County:
  Revenue Authority, Golf Course
    System Revenue Bonds, Series 1996 A,
    6.00% 2014                                             2,355       2,289,600
  Special Obligation Bonds (Kingsview
    Village Center Development District),
    Series 1999, 6.90% 2021                                2,410       2,459,116
Virgin Islands Public Finance Authority,
  Revenue and Refunding Bonds (Virgin
  Islands Matching Fund Loan Notes),
  Series 1998 A:
    5.20% 2009                                             1,500       1,522,365
    5.20% 2010                                             1,000       1,011,060
                                                                       7,282,141

Tax Allocation _ 1.92%
Anne Arundel County, Special
  Obligation Bonds (Arundel Mills
  Project), Series 1999, 7.10% 2029                       $2,000
                                                                  $    2,085,800
Tax Assessment Bonds _ 5.21%
Anne Arundel County, Special Obligation
  Bonds (National Business Park Project),
  Series 2000, 7.375% 2028                                 1,500       1,564,575
Frederick County, Special Obligation Bonds
  (Urbana Community Development
  Authority), Series 1998, 6.625% 2025                     2,000       1,968,960
Prince George's County, Special Obligation
  Bonds (Woodview Village Infrastructure
  Improvements), Series 1997 A,
  8.00% 2026                                               1,940       2,129,693
                                                                       5,663,228
Toll Roads _ 1.01%
Maryland Transportation Authority
  Facilities Project, Transportation
  Facilities Projects Revenue Bonds,
  Series 1992, 5.80% 2006                                  1,000       1,095,250
Water and Sewer Revenue _ 2.08%
Maryland Water Quality Financing
  Administration, Revolving Loan Fund
  Revenue Bonds, Series 1991 B, 0% 2005                      700         581,441
Washington Suburban Sanitary District,
  Refunding Bonds, Series 1997, 5.75% 2017                 1,510       1,679,195
                                                                       2,260,636
TOTAL FIXED-INCOME SECURITIES
   MATURING IN MORE THAN ONE YEAR
  (cost: $100,611,000)                                               103,604,451

Fixed-Income Securities Maturing in One Year or Less_ 3.92% Colleges/Universities _ .74%
Frederick County, Educational Facilities
  Revenue Bonds, Hood College of Frederick,
  Maryland, Series 2001, 4.55% 2018<F3>                  $   800  $      800,000
General Obligation Bonds (Local) _ .92%
Baltimore County, Consolidated Public
  Improvement Bonds, Series 1998,
  4.50% 2001                                               1,000       1,005,230
Hospital Facilities _ .69%
Maryland Health and Higher Educational
  Facilities Authority, Revenue Bonds
  (North Arundel Hospital Issue),
  Series 1997 A, 4.55% 20323                                 750         750,000
Industrial Development Revenue _ .64%
Maryland Energy Financing Administration,
  Limited Obligation Solid Waste Disposal
  Facility Revenue Bonds (Cimenteries
  CBR S.A. Project), Series 2000,
  4.40% 2035<F3>                                             700         700,000
Pre-Refunded<F1> _ .93%
Maryland Health and Higher Educational
  Facilities Authority, University of
  Maryland Medical System Issue, Revenue
  Bonds, Series 1991 A, FGIC Insured,
  6.50% 2021 (2001)                                        1,000       1,012,890
TOTAL FIXED-INCOME SECURITIES
  MATURING IN ONE YEAR OR LESS
  (cost: $4,228,000)                                                   4,268,120
TOTAL FIXED-INCOME SECURITIES
  (cost: $104,839,000)                                               107,872,571
Excess of cash and receivables over payables                             878,285
NET ASSETS                                                          $108,750,856

[FN]
<F1>Parenthetical year represents date of pre-refunding.
<F2>Valued in the market on the basis of its effective maturity (shown in parentheses) - that is, the date at which the investor must put the security to the issuer for redemption.
<F3>Coupon rate changes periodically.

See Notes to Financial Statements

Financial Statements

The Tax-Exempt
Fund of Maryland

(graphic: image of Maryland)

Statement of Assets and Liabilities
January 31, 2001
Unaudited                                                 (dollars in thousands)

Assets:
Investment securities:
  Maturing in more than one year
    (cost: $100,611)                                                    $103,604
  Maturing in one year or less
    (cost: $4,228)                                                         4,268
Cash                                                                          22
Receivables for _
  Sales of Fund's shares                                  $   123
  Interest                                                  1,010          1,133
                                                                         109,027
Liabilities:
Payables for _
  Repurchases of Fund's shares                                  8
  Dividends                                                   159
  Management services                                          39
  Other expenses                                               70            276

Net Assets at January 31, 2001                                          $108,751

Shares of beneficial interest issued and outstanding (unlimited shares authorized)

Class A shares:
  Net assets                                                            $106,650
  Shares outstanding                                                   6,871,067
  Net asset value per share                                               $15.52

Class B shares:
  Net assets                                                              $2,101
  Shares outstanding                                                     135,377
  Net asset value per share                                               $15.52

See Notes to Financial Statements

Statement of Operations
For the six months ended January 31, 2001
Unaudited                                                 (dollars in thousands)

Investment Income:
Income:
  Interest                                                                $2,981
Expenses:
  Investment adviser fee                                 $    126
  Business management fee                                     101
  Distribution expenses - Class A                             128
  Distribution expenses - Class B                               8
  Transfer agent fee - Class A                                 25
  Transfer agent fee - Class B                                 _
  Reports to shareholders                                      15
  Registration statement and prospectus                         5
  Postage, stationery and supplies                              4
  Trustees' fees                                                4
  Auditing and legal fees                                      21
  Custodian fee                                                 1
  Other expenses                                               _            438
Net investment income                                                      2,543

Realized Loss and Unrealized
  Appreciation on Investments:
Net realized loss                                                           (50)
Net unrealized appreciation:
  Beginning of period                                         274
  End of period                                             3,033
    Net change in unrealized appreciation                                  2,759
Net realized loss and change in
  unrealized appreciation                                                  2,709

Net Increase in Net Assets Resulting
  from Operations                                                         $5,252

See Notes to Financial Statements

Statement of Changes in Net Assets

                                                 Six months ended     Year ended
dollars in thousands)                        January 31, 2001<F1>  July 31, 2000

Operations:
Net investment income                                  $    2,543     $    4,957
Net realized loss on investments                             (50)          (243)
Net change in unrealized appreciation
  on investments                                            2,759        (2,847)
  Net increase in net assets
    resulting from operations                               5,252          1,867

Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                  (2,521)       (4,952)
  Class B                                                    (32)            (5)
  Total dividends                                         (2,553)        (4,957)

Capital Share Transactions:
Proceeds from shares sold                                   9,602         18,920
Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments                       1,558          3,027
Cost of shares repurchased                                (5,807)       (28,542)
  Net increase (decrease) in net
    assets resulting from capital
    share transactions                                      5,353        (6,595)

Total Increase (Decrease) in Net Assets                     8,052        (9,685)

Net Assets:
Beginning of period                                       100,699        110,384
End of period                                            $108,751       $100,699

[FN]
<F1>Unaudited

See Notes to Financial Statements

(NOTE: The following table had to be split into its left half and its right half to conform the EDGAR format. The left most column ("Period ended") is repeated in each half of the table. The Footnotes are repeated after each half of the table.)

Per-Share Data and Ratios<F1> (Part 1)

                                             Net gains
               Net asset                    (losses) on                    Dividends
                value,         Net       securities (both    Total from    (from net    Distributions
  Period       beginning   investment      realized and      investment    investment   (from capital
   ended       of period     income         unrealized)      operations     income)        gains)
 Class A:
1/31/2001       $15.12       $.38<F2>        $.40<F2>          $  .78        $(.38)         _
   2000          15.57        .74<F2>        (.45)<F2>            .29         (.74)         _
   1999          16.04        .74            (.37)                .37         (.74)         $(.10)
   1998          16.02        .78             .14                 .92         (.78)          (.12)
   1997          15.39        .79             .63                1.42         (.79)         _
   1996          15.29        .80             .10                 .90         (.80)         _
 Class B:
1/31/2001        15.12        .31<F2>         .41<F2>             .72         (.32)         _
 2000<F5>        15.01        .16<F2>         .18<F2>             .34         (.23)         _

<F1> The period ended January 31, 2001 represents the six-month period ended
January 31 (unaudited). The periods 1996 through 2000 represent fiscal years ended July 31. Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.

<F5> Class B shares were not offered before March 15, 2000. The period 2000 represents the 138-day fiscal period ended July 31, 2000.


Per-Share Data and Ratios<F1> (Part 2)

                                              Net assets,    Ratio of     Ratio of
               Total    Net asset               end of       expenses    net income      Portfolio
  Period      distri-  value, end    Total      period      to average   to average      turnover
   ended      butions   of period    return  (in millions)  net assets   net assets        rate
 Class A:
1/31/2001      $(.38)    $15.52       5.19%       $107        .83%<F3>     4.91%<F3>      5.88%<F4>
   2000         (.74)     15.12       2.02         100        .82          4.92          11.98
   1999         (.84)     15.57       2.28         110        .78          4.63          11.38
   1998         (.90)     16.04       5.89         101        .79          4.84          10.30
   1997         (.79)     16.02       9.52          87        .82          5.08          15.27
   1996         (.80)     15.39       5.95          80        .81          5.14          16.01
 Class B:
1/31/2001       (.32)     15.52       4.78           2       1.57<F3>      4.17<F3>       5.88<F4>
 2000<F5>       (.23)     15.12       2.15           1       1.53<F3>      4.21<F3>      11.98

<F1> The period ended January 31, 2001 represents the six-month period ended
January 31 (unaudited). The periods 1996 through 2000 represent fiscal years ended July 31. Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.

<F5> Class B shares were not offered before March 15, 2000. The period 2000 represents the 138-day fiscal period ended July 31, 2000.


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
January 31, 2001

Quality Diversification:
Moody's/S&P Ratings (best of either)

(graphic: a pie chart showing the following component make up)

     Aaa/AAA                  37.0%
     Aa/AA                    30.0%
     A/A                       6.9%
     Baa/BBB                   4.8%
     Lower than BBB           10.2%
     Cash and
     Equivalents              11.1%


Maturity Diversification<F1>:

(graphic: a pie chart showing the following component make up)

     Under 1 year             11.1%
     1 to 10 years            51.5%
     10+ to 20 years          32.6%
     20+ to 30 years           4.8%


     Average Life<F2>  9.01 years

<F1>Securities are included at pre-refunded dates, not maturity dates.
<F2>Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Virginia Fund is 9.79 years.

Investment Portfolio
January 31, 2001

The Tax-Exempt
Fund of Virginia

(graphic: image of Virginia)

                                                         Principal
                                                          Amount      Market
Unaudited                                                  (000)      Value

Fixed-Income Securities Maturing in More than One Year _ 88.91%
Airports _ 1.30%
Metropolitan Washington Airports Authority,
  Airport System Revenue and Refunding
  Bonds, Series 1998 B AMT, 5.50% 2007                    $1,500  $    1,606,425
Colleges/Universities _ 1.68%
Virginia College Building Authority,
  Educational Facilities Revenue Bonds
  (21st Century College Program),
  Series 1998, 5.00% 2017                                  1,000       1,003,780
Virginia Polytechnic Institute and State
  University, University Services System
  and General Revenue Pledge Bonds,
  Series 1996 C, 5.35% 2009                                1,000       1,070,150
                                                                       2,073,930
Escrowed to Maturity _ 1.86%
Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Daughters
  of Charity National Health System-DePaul
  Medical Center), Series 1992 A:
    6.20% 2002                                             1,200       1,225,356
    6.50% 2007                                             1,000       1,072,010
                                                                       2,297,366
General Obligation Bonds (Local) _ 8.99%
Arlington County:
  Public Improvement Bonds, Series 1996,
    6.00% 2011                                             1,000       1,137,430
  Refunding Bonds, Series 1993, 6.00% 2012                 1,000       1,141,040
Chesapeake Refunding Bonds,
  Series 1993, 5.40% 2008                                  1,000       1,090,840
Hampton Public Improvement
  Refunding Bonds, Series:
    2000, 5.25% 2011                                       1,000       1,072,770
    1998, 5.00% 2013                                       2,240       2,341,584
    2000, 5.00% 2014                                       2,960       3,081,863
Leesburg Refunding Bonds, Series 1993,
  5.60% 2008                                               1,195       1,258,634
                                                                      11,124,161

Hospital Facilities _ 10.86%
Industrial Development Authority of the
  Town of Abingdon, Hospital Facility
  Revenue and Refunding Bonds
  (Johnston Memorial Hospital),
  Series 1998:
    5.00% 2008                                            $1,015$      1,040,548
    5.00% 2009                                             1,020       1,039,961
Fairfax County Industrial Development
  Authority:
    Health Care Revenue Refunding Bonds
      (INOVA Health System Project),
      Series 1998 A, 5.00% 2011                            1,500       1,542,450
    Hospital Revenue Refunding Bonds
      (INOVA Health System Hospital
      Project), Series 1993 A:
        5.00% 2007                                           750         785,512
        5.25% 2019                                         2,500       2,552,100
        5.00% 2023                                           500         483,905
Industrial Development Authority of
  Halifax County, Hospital Refunding
  Revenue Bonds (Halifax Regional
  Hospital, Inc.), Series 1998:
    4.65% 2007                                               600         589,206
    4.80% 2009                                             1,000         976,120
    5.00% 2011                                             1,000         980,250
Industrial Development Authority of Henry
  County, Hospital Revenue Bonds
  (Memorial Hospital of Martinsville and
  Henry County), Series 1997, 6.00% 2017                   1,000       1,045,810
Peninsula Ports Authority, Health System
  Revenue and Refunding Bonds (Riverside
  Health System Project), Series 1998:
    5.00% 2008                                             1,200       1,250,112
    5.00% 2009                                             1,100       1,141,657
                                                                      13,427,631

Industrial Development Bonds/Airlines _ .82%
Puerto Rico Ports Authority, Special
  Facilities Revenue Bonds (American
  Airlines, Inc. Project), Series 1996 A AMT,
  6.25% 2026                                              $1,000  $    1,020,490
Industrial Development Bonds/Business
  & Public Services _ 1.47%
Industrial Development Authority of the
  County of Henrico, Solid Waste Disposal
  Revenue Bonds (Browning-Ferris Industries
  of South Atlantic, Inc. Project),
  Series 1996 A AMT:
    5.30% 2011                                             1,000         938,980
    5.45% 2014                                             1,000         873,410
                                                                       1,812,390
Insured _ 24.50%
Industrial Development Authority of
  Arlington County, Resource Recovery
  Revenue Bonds (Alexandria/Arlington
  Waste-to-Energy Facility), Ogden Martin
  Systems of Alexandria/Arlington, Inc.
  Project, Series 1998 B, FSA Insured, AMT,
  5.375% 2012                                              3,000       3,141,900
Industrial Development Authority of
  Danville, Hospital Revenue Bonds
  (Danville Regional Medical Center),
  Series 1998, AMBAC Insured:
    5.25% 2012                                             1,995       2,106,321
    5.25% 2013                                             2,000       2,106,900
Industrial Development Authority of Fairfax
  County, Hospital Revenue Refunding
  Bonds (INOVA Health System Hospitals
  Project), Series 1993 A, FSA Insured,
  5.25% 2019                                               1,000       1,031,800
Fairfax County Redevelopment and Housing
  Authority, Multifamily Housing Revenue
  Bonds (Grand View Apartments Project),
  Series 1998 A, FHA Insured, 5.05% 2010                   1,000       1,011,390
Insured _ continued
Industrial Development Authority of the
  County of Hanover, Hospital Revenue
  Bonds (Memorial Regional Medical Center
  Project at Hanover Medical Park),
  Series 1995, MBIA Insured:
    6.50% 2010                                            $1,375   $   1,595,028
    6.375% 2018                                            1,500       1,720,485
Industrial Development Authority of
  Loudoun County, Hospital Revenue
  Bonds, FSA Insured, 6.00% 2005                           1,000       1,080,640
Industrial Development Authority of
  the City of Norfolk, Health Care
  Revenue Bonds (Bon Secours Health
  System), Series 1997, MBIA Insured,
  5.00% 2007                                               1,250       1,317,237
Northern Virginia Transportation District
  Commission (Virginia Railway Express
  Project), Commuter Rail Revenue
  Refunding Bonds, Series 1998,
  FSA Insured:
    5.375% 2011                                            1,000       1,077,270
    5.375% 2014                                            1,000       1,055,130
Pamunkey Regional Jail Authority, Jail
  Facility Revenue Bonds, Series 1996,
  MBIA Insured, 5.70% 2010                                 1,000       1,084,120
Industrial Development Authority of the
  County of Prince William, Hospital
  Facility Refunding Revenue Bonds
  (Potomac Hospital Corporation of
  Prince William), Series 1998,
  FSA Insured, 5.00% 2018                                  1,500       1,481,355
Richmond Metropolitan Authority,
  Expressway Revenue and Refunding
  Bonds, FGIC Insured, Series 1998,
  5.25% 2012                                               1,000       1,071,630
Industrial Development Authority of Russell
  County, Pollution Control Revenue Bonds
  (Appalachian Power Company Project),
  Series H, MBIA Insured, 5.00% 2021                       1,110       1,083,993
Southeastern Public Service Authority,
  Senior Revenue Refunding Bonds,
  Series 1998, AMBAC Insured,
  5.00% 2015                                              $4,825  $    4,972,597
City of Virginia Beach Development
  Authority,  Hospital Revenue Bonds
  (Virginia Beach General Hospital
  Project), Series 1993, AMBAC Insured,
  6.00% 2011                                               1,000       1,123,080
Virginia College Building Authority,
  Educational Facilities Revenue and
  Refunding Bonds (Hampden-Sydney
  College Project), Series 1998,
  MBIA Insured, 5.00% 2016                                 1,180       1,189,334
Metropolitan Washington Airports
  Authority, Airport System Revenue
  Refunding Bonds, Series 1998, MBIA
  Insured AMT, 5.25% 2010                                  1,000       1,052,230
                                                                      30,302,440
Lease Revenue (State) _ 1.72%
Virginia Public Building Authority, Public
  Facilities Revenue Bonds, Series:
    1998 B, 5.00% 2010                                     1,000       1,046,100
    2000 A, 5.75% 2016                                     1,000       1,078,520
                                                                       2,124,620
Life Care/Assisted Care/
  Nursing Services _ 2.52%
Fairfax County Economic Development
  Authority, Retirement Community Revenue
  Bonds (Greenspring Village, Inc. Facility),
  Series 1999 A:
    6.75% 2012                                               500         508,795
    7.50% 2029                                             2,500       2,601,825
                                                                       3,110,620

Multi-Family Housing _ 3.96%
Virginia Housing Development Authority,
  Multi-Family Housing Bonds, Series:
    1998 I-AMT, 4.60% 2009                                $1,320   $   1,330,138
    1998 I-AMT, 4.70% 2010                                 1,240       1,248,209
    1997 B-AMT, 5.80% 2010                                 1,185       1,283,177
    1996 B, 5.95% 2016                                     1,000       1,030,180
                                                                       4,891,704
Pollution Control Revenue _ 1.47%
Industrial Development Authority of the
  County of Charles City, Solid Waste
  Disposal Facility Revenue Refunding
  Bonds (USA Waste of Virginia, Inc.
  Project), Series 1999, 4.875% 2009                       2,000       1,823,040
Pre-Refunded<F1> _ 7.23%
Danville Industrial Development Authority,
  Hospital Revenue Bonds, Danville
  Regional Medical Center, Series 1994,
  FGIC Insured, 6.00% 2007 (2004)                          1,000       1,085,440
Newport News General Obligation,
  Water Bonds, Series A 1992,
  6.125% 2009 (2002)                                       1,170       1,229,799
Peninsula Ports Authority:
  Health Care Facilities Revenue
    and Refunding Bonds
    (Mary Immaculate Project),
    1994 Series, 6.875% 2010 (2004)                        1,900       2,104,725
  Health System Revenue and Refunding
    Bonds (Riverside Health System
    Project), Series 1992 A,
    6.625% 2010 (2002)                                     1,300       1,380,093
Roanoke Valley Resource Authority,
  Solid Waste System Revenue Bonds,
  Series 1992, 5.75% 2012 (2002)                           1,500       1,578,810
Virginia College Building Authority
  Educational Facilities Revenue Bonds
  (Marymount University Project),
  Series 1992, 6.875% 2007 (2002)                          1,485       1,563,750
                                                                       8,942,617

Single Family Housing _ 3.40%
Virginia Housing Development Authority,
  Commonwealth Mortgage Bonds, Series:
    1994 H, Sub-Series H-1, 6.10% 2003                   $   500 $       509,275
    1998 E, Sub-Series E-4, 4.50% 2005                     1,190       1,210,468
    2000 A AMT, Sub-Series A-3,
      5.55% 2006                                             730         770,617
    2000 A AMT, Sub-Series A-1,
      5.65% 2010                                           1,605       1,714,076
                                                                       4,204,436
Special Obligations _ 2.49%
Virgin Islands Public Finance Authority,
  Revenue and Refunding Bonds (Virgin
  Islands Matching Fund Loan Notes),
  Series:
    1998 C, 5.50% 2005                                     1,000       1,030,360
    1998 C, 5.50% 2007                                     1,000       1,037,440
    1998 A, 5.20% 2009                                     1,000       1,014,910
                                                                       3,082,710
State Appropriation _ 1.36%
Big Stone Gap, Redevelopment and Housing
  Authority, Commonwealth of Virginia
  Correctional Facility Lease Revenue Bonds
  (Wallens Ridge Development Project),
  Series 1995, 5.25% 2010                                  1,600       1,684,880
State Authority _ 3.05%
Virginia Public School Authority, School
  Financing Bonds:
    (1997 Resolution), Series 1998 A,
      5.25% 2007                                           2,000       2,144,820
    (1991 Resolution), Series 1994 A,
      6.20% 2014                                           1,500       1,624,950
                                                                       3,769,770

Tax Assessment Bonds _ 6.23%
Dulles Town Center, Community
  Development Authority (Loudoun County),
  Special Assessment Bonds (Dulles Town
  Center  Project), Series 1998,
  6.25% 2026                                              $2,500  $    2,415,500
Heritage Hunt Commercial Community
  Development Authority (Prince William
  County), Special Assessment Bonds,
  Series:
    1999 A, 6.85% 2019                                     2,389       2,427,893
    1999 B, 7.00% 2029                                       500         508,085
Virginia Gateway, Community Development
  Authority (Prince William County),
  Special Assessment Bonds, Series 1999,
  6.25% 2026                                               2,500       2,356,850
                                                                       7,708,328
Water and Sewer Revenue _ 4.00%
Chesterfield County Water and Sewer
  Revenue Refunding Bonds, Series 1992,
  6.375% 2009                                              1,250       1,327,662
Fairfax County Water Authority, Water
  Refunding Revenue Bonds, Series 1997:
    5.00% 2021                                             1,000         995,280
    5.00% 2029                                             1,000         966,940
City of Richmond, Public Utility Revenue
  and Refunding Bonds, Series 1998 A,
  5.25% 2009                                               1,500       1,600,845
Virginia Resources Authority, Water and
  Sewer System Revenue Bonds (Pooled
  Loan Program), Series 1986 A,
  7.50% 2017                                                  50          50,501
                                                                       4,941,228
TOTAL FIXED-INCOME SECURITIES
  MATURING IN MORE THAN ONE YEAR
  (cost: $105,241,000)                                               109,948,786

Fixed-Income Securities Maturing in One Year or Less _ 9.06%
Hospital Facilities _ 1.53%
Hospital Authority of the City of Petersburg,
  Variable Rate Hospital Facilities Bonds
  (Southside Regional Medical Center),
  Series 1997, 4.25% 2017<F2>                             $1,900  $    1,900,000
Life Care/Assisted Care/Nursing
  Services  _ .81%
Industrial Development Authority of
  the City of Waynesboro, Variable Rate
  Residential Care Facilities Revenue
  Bonds (Sunnyside Presbyterian Home),
  Series 1997, 4.25% 2028<F2>                              1,000       1,000,000
Pre-Refunded<F1> _ 5.67%
Fairfax County Industrial Development
  Authority, Hospital Revenue Bonds
  (Fairfax Hospital System Project),
  INOVA Health Systems,
  Series 1991 C, 6.801% 2023 (2001)                        1,000       1,037,110
Norfolk:
  Capital Improvement and Refunding
    Bonds, Series 1992 A,
    6.00% 2011 (2001)                                        500       510,000
  Industrial Development Authority,
    Hospital Revenue Bonds
    (Children's Hospital of the King's
    Daughters Obligated Group),
    Series 1991, AMBAC Insured,
    7.00% 2011 (2001)                                        400         412,668
Prince William County Service Authority,
  Water and Sewer System Revenue Bonds,
  Series 1991, FGIC Insured,
  6.50% 2021 (2001)                                          680         702,297
Roanoke Public Improvement and
  Refunding Bonds, Series 1992 B:
    6.375% 2009 (2001)                                       250         258,640
    6.40% 2011 (2001)                                        500         519,800
 University of Virginia, Hospital Revenue
  Bonds, Series 1984 A, HIBI Insured,
  9.875% 2001 (2001)                                    $      5 $         5,106
Upper Occoquan Sewage Authority,
  Regional Sewerage System Revenue
  Bonds, Series 1991, MBIA Insured,
  6.00% 2021 (2001)                                          700         707,707
Virginia Beach, Virginia Development
  Authority (Sentara Bayside Hospital),
  6.60% 2009 (2001)                                        1,000       1,043,120
Virginia Public Building Authority, State
  Building Revenue Bonds, Series 1991 A,
  6.50% 2011 (2001)                                        1,750       1,811,547
                                                                       7,007,995
Ports _ 1.05%
Peninsula Ports Authority of Virginia,
  Coal Termination Revenue Refunding
  Bonds (Dominion Terminal Associates
  Project), Series 1987-D, 4.25% 2016<F2>                  1,300       1,300,000
TOTAL FIXED-INCOME SECURITIES
  MATURING IN ONE YEAR OR LESS
  (cost: $10,928,000)                                                 11,207,995
TOTAL FIXED-INCOME SECURITIES
  (cost: $116,169,000)                                               121,156,781
Excess of cash and receivables over payables                           2,516,090
NET ASSETS                                                          $123,672,871

<F1>Parenthetical year represents date of pre-refunding.
<F2>Coupon rate changes periodically.

See Notes to Financial Statements

Financial Statements

The Tax-Exempt
Fund of Virginia

(graphic: image of Virginia)

Statement of Assets and Liabilities
January 31, 2001
Unaudited                                                 (dollars in thousands)

Assets:
Investment securities:
  Maturing in more than one year
    (cost: $105,241)                                                    $109,949
  Maturing in one year or less
    (cost: $10,928)                                                       11,208
Cash                                                                          97
Receivables for _
  Sales of Fund's shares                                  $   923
  Interest                                                  1,810          2,733
                                                                         123,987
Liabilities:
Payables for _
  Repurchases of Fund's shares                                 29
  Dividends                                                   166
  Management services                                          42
  Other expenses                                               77            314

Net Assets at January 31, 2001                                          $123,673

Shares of beneficial interest issued and outstanding (unlimited shares authorized)

Class A shares:
  Net assets                                                            $122,577
  Shares outstanding                                                   7,602,516
  Net asset value per share                                               $16.12

Class B shares:
  Net assets                                                              $1,096
  Shares outstanding                                                      67,999
  Net asset value per share                                               $16.12

See Notes to Financial Statements

Statement of Operations
For the six months ended January 31, 2001
Unaudited                                                 (dollars in thousands)

Investment Income:
Income:
  Interest                                                                $3,157
Expenses:
  Investment adviser fee                                  $   137
  Business management fee                                     109
  Distribution expenses - Class A                             147
  Distribution expenses - Class B                               3
  Transfer agent fee - Class A                                 28
  Transfer agent fee - Class B                                 _
  Reports to shareholders                                      17
  Registration statement and prospectus                         5
  Postage, stationery and supplies                              4
  Trustees' fees                                                4
  Auditing and legal fees                                      21
  Custodian fee                                                 1
  Other expenses                                               _            476
Net investment income                                                      2,681

Realized Gain and Unrealized
  Appreciation on Investments:
Net realized gain                                                             11
Net unrealized appreciation:
  Beginning of period                                         861
  End of period                                             4,988
    Net change in unrealized appreciation                                  4,127
Net realized gain and change in
  unrealized appreciation                                                  4,138

Net Increase in Net Assets Resulting
  from Operations                                                         $6,819

See Notes to Financial Statements

Statement of Changes in Net Assets
                                                 Six months ended     Year ended
(dollars in thousands)                       January 31, 2001<F1>  July 31, 2000

Operations:
Net investment income                                  $    2,681     $    5,538
Net realized gain (loss) on investments                        11          (105)
Net change in unrealized appreciation
  on investments                                            4,127        (1,950)
  Net increase in net assets
    resulting from operations                               6,819          3,483

Dividends Paid to Shareholders:
Dividends from net investment income:
  Class A                                                 (2,669)        (5,537)
  Class B                                                    (12)            (1)
  Total dividends                                         (2,681)        (5,538)

Capital Share Transactions:
Proceeds from shares sold                                  11,194         25,575
Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments                       1,535          3,152
Cost of shares repurchased                                (7,393)       (37,051)
  Net increase (decrease) in net
    assets resulting from capital
    share transactions                                      5,336        (8,324)

Total Increase (Decrease) in Net Assets                     9,474       (10,379)

Net Assets:
Beginning of period                                       114,199        124,578
End of period                                            $123,673       $114,199

<F1>Unaudited

See Notes to Financial Statements

(NOTE: The following table had to be split into its left half and its right half to conform the EDGAR format. The left most column ("Period ended") is repeated in each half of the table. The Footnotes are repeated after each half of the table.)


Per-Share Data and Ratios<F1> (Part 1)

                                             Net gains
               Net asset                    (losses) on                    Dividends
                value,         Net       securities (both    Total from    (from net    Distributions
  Period       beginning   investment      realized and      investment    investment   (from capital
   ended       of period     income         unrealized)      operations     income)        gains)
 Class A:
1/31/2001       $15.57       $.36<F2>        $.55<F2>          $  .91        $(.36)         _
   2000          15.82        .74<F2>        (.25)<F2>            .49         (.74)         _
   1999          16.36        .73            (.36)                .37         (.73)         $(.18)
   1998          16.37        .78             .03                 .81         (.78)          (.04)
   1997          15.77        .80             .60                1.40         (.80)         _
   1996          15.79        .81             .03                 .84         (.81)          (.05)
 Class B:
1/31/2001        15.57        .29<F2>         .56<F2>             .85         (.30)         _
 2000<F5>        15.28        .18<F2>         .34<F2>             .52         (.23)         _

<F1> The period ended January 31, 2001 represents the six-month period ended
January 31 (unaudited). The periods 1996 through 2000 represent fiscal years ended July 31. Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.

<F5> Class B shares were not offered before March 15, 2000. The period 2000 represents the 138-day fiscal period ended July 31, 2000.


Per-Share Data and Ratios<F1> (Part 2)

                                              Net assets,    Ratio of     Ratio of
               Total    Net asset               end of       expenses    net income      Portfolio
  Period      distri-  value, end    Total      period      to average   to average      turnover
   ended      butions   of period    return  (in millions)  net assets   net assets        rate
 Class A:
1/31/2001      $(.36)    $16.12       5.91%       $123        .80%<F3>     4.57%<F3>      2.14%<F4>
   2000         (.74)     15.57       3.24         114        .80          4.77          22.37
   1999         (.91)     15.82       2.21         125        .77          4.46          12.72
   1998         (.82)     16.36       5.08         115        .78          4.73          24.66
   1997         (.80)     16.37       9.10         101        .81          4.99          18.41
   1996         (.86)     15.77       5.46          90        .79          5.11          27.34
 Class B:
1/31/2001       (.30)     16.12       5.49           1       1.54<F3>      3.84<F3>       2.14<F4>
 2000<F5>       (.23)     15.57       3.30          _       1.55<F3>      4.03<F3>      22.37

<F1> The period ended January 31, 2001 represents the six-month period ended
January 31 (unaudited). The periods 1996 through 2000 represent fiscal years ended July 31. Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

<F2> Based on average shares outstanding.

<F3> Annualized.

<F4> Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.

<F5> Class B shares were not offered before March 15, 2000. The period 2000 represents the 138-day fiscal period ended July 31, 2000.


See Notes to Financial Statements

Notes to Financial Statements

Unaudited

1.   Organization and Significant Accounting Policies

     Organization _ The American Funds Tax-Exempt Series I
(the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.
     The Funds offer Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years. Holders of both classes of shares have equal pro rata rights to assets, and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

     Significant Accounting Policies _ The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

          Security Valuation _ Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific - industry, state, or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.

          Security Transactions and Related Investment Income _ Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
          On August 1, 2001 the Funds will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the Funds' net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the Funds on August 1, 2001. Because the Funds determine their required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

          Dividends and Distributions to Shareholders _ Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          Allocations _ Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees, and any other applicable class-specific expenses are accrued daily and charged to the applicable share class.

2.   Federal Income Taxation

The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.
     As of January 31, 2001, net unrealized appreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $3,033,000; of which $5,038,000 related to appreciated securities and $2,005,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $4,988,000, of which $5,524,000 related to appreciated securities and $536,000 related to depreciated securities. There were no differences between book and tax realized losses and gains on securities transactions in the Maryland and Virginia Funds, respectively, for the six months ended January 31, 2001. The costs of portfolio securities for book and Federal income tax purposes were $104,839,000 and $116,169,000, for the Maryland and Virginia Funds, respectively, at January 31, 2001.

3.   Fees and Transactions with Related Parties

     Business Management and Investment Advisory Fees _ Fees of $101,000 and $109,000 were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2001 and were payable to Washington Management Corporation (WMC) as business manager of the Funds pursuant to the business management agreement under which WMC provides business management services. The agreement provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated (JLC) earned $18,000 and $9,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2001, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.
     Fees of $126,000 and $137,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2001, pursuant to an investment advisory agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Distribution Expenses _ American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $30,000 and $21,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' Class A shares during the six-month period ended January 31, 2001. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
     The Funds have adopted Plans of Distribution under which they may finance activities primarily intended to sell Fund shares, provided the categories of expense are approved in advance by the Funds' Board of Trustees. The Plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares.
     For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the Funds within the prior 15 months but only to the extent that each Fund's overall 0.25% annual expense limit is not exceeded. For the six-month period ended January 31, 2001, aggregate distribution expenses were limited to $128,000, or 0.249% of net assets, and $147,000, or 0.249% of net assets attributable to Class A shares for the Maryland and Virginia funds, respectively. As of January 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $25,000 and $79,000, respectively.
     For Class B shares, approved categories of expense include distribution fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also approved are service fees of 0.25% per annum paid to AFD to compensate AFD for paying service fees to qualified dealers. For the six-month period ended January 31, 2001, aggregate distribution expenses were $8,000 and $3,000 attributable to Class B shares for the Maryland and Virginia funds, respectively, or 1.00% of net assets.
     As of January 31, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $41,000 and $2,000, respectively, for the Maryland Fund and $47,000 and $1,000, respectively, for the Virginia Fund.

     Transfer Agent Fees _ Fees of $25,000 and $28,000 were incurred by the Maryland and Virginia Funds, respectively, during the six months ended January 31, 2001 pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the Funds.

     Deferred Trustees' Fees _ Independent Trustees may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 2001, aggregate deferred compensation and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $22,000 each for the Maryland and Virginia Funds.

     Affiliated Directors and Officers _ WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). All the officers of the Trust and three of its trustees are affiliated with JLG and received no remuneration directly from the Trust in such capacities.

4.   Investment Transactions and Other Disclosures

     The Maryland and Virginia Funds made purchases of investment securities of $14,145,000 and $4,234,000, and sales of $5,887,000 and $2,424,000, respectively, during the six months ended January 31, 2001. Short-term securities transactions were excluded.
     Pursuant to the custodian agreements, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. During the six months ended January 31, 2001, the custodian fees of $1,000 each for the Maryland and Virginia Funds were paid by these credits rather than in cash.
     Net assets consisted of the following:

                                           The Tax-Exempt      The Tax-Exempt
(dollars in thousands)                    Fund of Maryland    Fund of Virginia

Capital paid in on shares of
   beneficial interest                          $106,021            $118,790
Accumulated net realized loss                      (303)               (105)
Net unrealized appreciation                        3,033               4,988
Net Assets                                      $108,751            $123,673

     Capital share transactions in each Fund were as follows:

The Tax-Exempt Fund of Maryland

                                        Six months ended        Year ended
                                        January 31, 2001       July 31, 2000

(dollars in thousands)                  Amount     Shares    Amount    Shares

Class A shares:

  Sold                                  $8,626    563,965   $17,737   1,177,963
  Reinvestment of dividends              1,545    101,116     3,025     200,758
  Repurchased                           (5,694)  (373,785)  (28,531) (1,890,566)
    Net increase (decrease) in Class A   4,477    291,296    (7,769)   (511,845)

Class B shares:<F1>
  Sold                                      976     63,827     1,183      78,684
  Reinvestment of dividends                  13        875         2         144
  Repurchased                             (113)    (7,440)      (11)       (713)
    Net increase in Class B                 876     57,262     1,174      78,115

Total net increase (decrease)
  in share transactions                  $5,353    348,558 $ (6,595)   (433,730)

The Tax-Exempt Fund of Virginia

                                        Six months ended        Year ended
                                        January 31, 2001       July 31, 2000

(dollars in thousands)                  Amount     Shares    Amount    Shares

Class A shares:

  Sold                                 $10,252    648,265   $25,419   1,651,889
  Reinvestment of dividends              1,530     96,834     3,152     205,216
  Repurchased                           (7,356)  (465,982)  (37,051) (2,408,606)
    Net increase (decrease) in Class A   4,426    279,117    (8,480)   (551,501)

Class B shares:<F1>
  Sold                                     942     59,743       156      10,184
  Reinvestment of dividends                  5        351        _          39
  Repurchased                              (37)    (2,308)       _         (10)
    Net increase in Class B                910     57,786       156      10,213

Total net increase (decrease)
  in share transactions               $  5,336    336,903   $(8,324)   (541,288)



[FN]
<F1>Class B shares offered for sale commencing March 15, 2000.

The American Funds Tax-Exempt Series I
Board of Trustees


James H. Lemon, Jr., Chairman of the Trust
Stephen Hartwell, Chairman Emeritus of the Trust
Harry J. Lister, President of the Trust
Cyrus A. Ansary
James C. Miller III
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

Other officers

Jeffrey L. Steele, Executive Vice President of the Trust
Howard L. Kitzmiller, Senior Vice President, Secretary/Treasurer of the Trust Lois A. Erhard, Vice President of the Trust
Michael W. Stockton, Assistant Vice President, Assistant Secretary and
     Assistant Treasurer of the Trust
J. Lanier Frank, Assistant Vice President of the Trust
Ashley L. Shaw, Assistant Secretary of the Trust
Office of the Funds and of the Business Manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92821-5804

Transfer Agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA  23501-2280

Custodian of Assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY  10081-0001

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

For information about your account or any of the Funds' services or for a prospectus on any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia